Leases as Restated - Summary of Carrying Amounts of The Right-of-use Assets and Movements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right-of-use assets, beginning balance	$ 39,542	$ 27,790
Additions	3,202	15,596
Disposals	(112)
Lease modification		(928)
Exchange realignment	50	591
Depreciation of right-of-use assets	(4,399)	(3,507)
Right-of-use assets ending balance	38,283	39,542
Land
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right-of-use assets, beginning balance	4,851
Right-of-use assets ending balance	4,862	4,851
Buildings
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right-of-use assets, beginning balance	3,158
Right-of-use assets ending balance	2,324	3,158
Right-of-Use Assets Non Collaboration | Land
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right-of-use assets, beginning balance	4,851	4,630
Exchange realignment	112	318
Depreciation of right-of-use assets	(101)	(97)
Right-of-use assets ending balance	4,862	4,851
Right-of-Use Assets Non Collaboration | Buildings
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right-of-use assets, beginning balance	3,158	4,718
Additions	678	491
Disposals	(59)
Lease modification		(928)
Exchange realignment	(62)	273
Depreciation of right-of-use assets	(1,391)	(1,396)
Right-of-use assets ending balance	2,324	3,158
Collaboration Assets | Machinery and Equipment
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right-of-use assets, beginning balance	10,201	6,787
Additions	2,517	4,369
Disposals	(53)
Depreciation of right-of-use assets	(1,491)	(955)
Right-of-use assets ending balance	11,174	10,201
Collaboration Assets | Buildings
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right-of-use assets, beginning balance	21,311	11,639
Additions	7	10,726
Depreciation of right-of-use assets	(1,411)	(1,054)
Right-of-use assets ending balance	19,907	21,311
Collaboration Assets | Computer and Office Equipment
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right-of-use assets, beginning balance	21	16
Additions		10
Depreciation of right-of-use assets	(5)	(5)
Right-of-use assets ending balance	$ 16	$ 21